OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
Schedule of Revenues and Operating Loss by Segments
	Agriculture (*)	Industrial application	Human health	Unallocated (*)	Total
For the Year Ended December 31, 2025
Revenues	$1,374	$2,168	$-	$311	$3,853

Cost of revenues	$(428)	$(3,553)	$-	$(113)	$(4,094)

Depreciation expenses	$(124)	$(94)	$(101)	$(203)	$(522)

Operating loss	$(4,097)	$(3,540)	$(2,653)	$(3,744)	$(14,034)

Net financing income					$575

Loss before taxes on income					$(13,498)

	Agriculture (*)	Industrial application	Human health	Unallocated (*)	Total
For the Year Ended December 31, 2024
Revenues	$2,955	$2,219	$80	$323	$5,577

Cost of revenues	$(952)	$(1,290)	$(98)	$(40)	$(2,380)

Depreciation expenses	$(201)	$(32)	$(141)	$(205)	$(579)

Operating loss	$(6,120)	$(2,411)	$(7,240)	$(3,033)	$(18,804)

Net financing income					$4,035

Loss before taxes on income					$(14,808)

	Agriculture (*)	Industrial application	Human health	Unallocated (*)	Total
For the Year Ended December 31, 2023
Revenues	$1,133	$1,075	$487	$287	$2,982

Cost of revenues	$(370)	$(460)	$(620)	$(40)	$(1,490)

Depreciation expenses	$(147)	$(31)	$(213)	$(267)	$(658)

Operating loss	$(7,074)	$(39)	$(10,349)	$(4,769)	$(22,231)

Net financing expenses					$285

Loss before taxes on income					$(21,946)

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations. See Note 23.

Schedule of Major Customers
	Year ended December 31,
	2025	2024(*)	2023(*)

Customer A (subsidiary shareholder)	350	886	975
Customer B	880	1,770	-
Customer C	2,032	1,716	956

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

Schedule of Geographical Information
	2025	2024 (*)	2023 (*)

United States	9%	17%	33%
Israel	12%	11%	31%
Europe	26%	41%	1%
Africa	53%	31%	35%

	100%	100%	100%

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

Disclosure of non-current assets held for sale and discontinued operations [text block]
	December 31,
	2025	2024	2023

United States	0%	74%	80%
Israel	100%	26%	20%

	100%	100%	100%